Revenue - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Basic telecommunications services [member]
Disclosure of products and services [Line Items]
Value added tax rate	11.00%
Value-added telecommunications services [member]
Disclosure of products and services [Line Items]
Value added tax rate	6.00%
Sales of telecommunications products [member]
Disclosure of products and services [Line Items]
Value added tax rate	17.00%